Expense Example, No Redemption - Invesco Select Risk Growth Investor Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 3 Years	Class R 5 Years	Class R 10 Years	Class S 1 Year	Class S 3 Years	Class S 5 Years	Class S 10 Years	Class Y 1 Year	Class Y 3 Years	Class Y 5 Years	Class Y 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years
USD ($)	649	860	1,087	1,740	181	560	964	1,897	130	406	702	1,545	95	296	515	1,143	80	249	433	966	72	224	390	871	72	224	390	871